May 4, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention:  Filings-Rule 497(j)

     RE:  The Dreyfus Socially Responsible Growth Fund, Inc.
          Registration Statement File No. 33-49014

Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent-Post-Effective Amendment No. 7 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 29, 1999.

     Please address any comments or questions to the attention of Jeff Prusnofsky at (212) 922-6796.

                                        Very truly yours,



                                        Judy Nieves
                                        Paralegal

JN\
Enclosures

cc:  Ernst & Young LLP
     Fulbright & Jaworski